FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Liquidity risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 36,073	R$ 183,432
Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	57,930,875	79,825,663
Measured at amortized cost | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	51,847,610	57,515,487
Measured at amortized cost | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	3,319,728	18,239,097
Measured at amortized cost | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	1,250,619	2,455,176
Measured at amortized cost | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	976,115	1,077,820
Measured at amortized cost | Debentures
Maturity analysis for managing liquidity risk
Financial liabilities	468,228	470,779
Measured at amortized cost | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	68,575	67,304
Measured at fair value through profit/loss
Maturity analysis for managing liquidity risk
Financial liabilities	26,421	42,060
Measured at fair value through profit/loss | Derivative financial instruments
Maturity analysis for managing liquidity risk
Financial liabilities	26,421	42,060
Less than one year | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	15,132,228	19,495,221
Less than one year | Measured at amortized cost | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	10,385,810	7,325,949
Less than one year | Measured at amortized cost | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	3,303,173	10,443,752
Less than one year | Measured at amortized cost | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	1,250,619	1,392,542
Less than one year | Measured at amortized cost | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	152,122	145,324
Less than one year | Measured at amortized cost | Debentures
Maturity analysis for managing liquidity risk
Financial liabilities	36,073	183,432
Less than one year | Measured at amortized cost | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	4,431	4,222
Less than one year | Measured at fair value through profit/loss
Maturity analysis for managing liquidity risk
Financial liabilities	962	2,466
Less than one year | Measured at fair value through profit/loss | Derivative financial instruments
Maturity analysis for managing liquidity risk
Financial liabilities	962	2,466
1 to 2 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	18,849,860	16,848,882
1 to 2 years | Measured at amortized cost | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	18,107,879	12,521,043
1 to 2 years | Measured at amortized cost | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities		2,681,872
1 to 2 years | Measured at amortized cost | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities		1,062,634
1 to 2 years | Measured at amortized cost | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	304,244	290,648
1 to 2 years | Measured at amortized cost | Debentures
Maturity analysis for managing liquidity risk
Financial liabilities	432,155	287,347
1 to 2 years | Measured at amortized cost | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	5,582	5,338
1 to 2 years | Measured at fair value through profit/loss
Maturity analysis for managing liquidity risk
Financial liabilities	25,459	39,594
1 to 2 years | Measured at fair value through profit/loss | Derivative financial instruments
Maturity analysis for managing liquidity risk
Financial liabilities	25,459	39,594
2 to 5 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	8,968,042	20,617,858
2 to 5 years | Measured at amortized cost | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	8,636,012	17,811,981
2 to 5 years | Measured at amortized cost | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	16,555	2,504,559
2 to 5 years | Measured at amortized cost | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	304,243	290,648
2 to 5 years | Measured at amortized cost | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	11,232	10,670
More than five years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	14,980,746	22,863,703
More than five years | Measured at amortized cost | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	14,717,910	19,856,515
More than five years | Measured at amortized cost | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities		2,608,914
More than five years | Measured at amortized cost | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	215,506	351,200
More than five years | Measured at amortized cost | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 47,330	R$ 47,074